PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of amounts recognized in accumulated other comprehensive loss
The amounts included in accumulated other comprehensive loss as of December 31, 2017, 2016 and 2015 were as follows:

	Pension Benefit Plans						Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unrecognized actuarial (losses) gains	$(18)	$(26)	$(24)	$(56)	$(61)	$(40)	$(4)	$(6)	$(6)
Unrecognized prior service credits	$—	$—	$—	$29	$26	$24	$20	$23	$23

Components of net periodic benefit cost
The following table provides the components of net periodic (benefit) cost for the Company’s defined benefit pension plans and postretirement benefit plan in 2017, 2016 and 2015:

	Pension Benefit Plans						Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Service cost	$2	$2	$2	$3	$3	$3	$—	$—	$2
Interest cost	8	8	10	5	6	6	2	2	2
Expected return on plan assets	(13)	(13)	(15)	(5)	(7)	(7)	—	—	—
Amortization of net loss	—	—	—	2	—	1	—	—	—
Amortization of prior service credit	—	—	—	(1)	(1)	(1)	(3)	(3)	(3)
Settlement loss recognized	—	—	—	—	—	2	—	—	—
Other	—	—	—	—	2	—	—	—	—
Net periodic (benefit) cost	$(3)	$(3)	$(3)	$4	$3	$4	$(1)	$(1)	$1

Components of the change in projected benefit obligations, change in plan assets and funded status
The table below presents components of the change in projected benefit obligation, change in plan assets and funded status for 2017 and 2016:

	Pension Benefit Plans				Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2017	2016	2017	2016	2017	2016
Change in Projected benefit Obligation
Projected benefit obligation, beginning of year	$230	$232	$230	$217	$52	$58
Service cost	2	2	3	3	—	—
Interest cost	8	8	5	6	2	2
Employee contributions	—	—	—	—	1	1
Plan amendments	—	—	—	(4)	—	(2)
Settlements	—	—	(1)	(5)	—	—
Benefits paid	(15)	(15)	(4)	(5)	(6)	(6)
Actuarial (gains) losses	9	3	(9)	25	(1)	(1)
Currency translation adjustments	—	—	30	(8)	—	—
Other	—	—	—	1	—	—
Projected benefit obligation, end of year	234	230	254	230	48	52

Change in Plan Assets
Fair value of plan assets, beginning of year	181	182	128	126	—	4
Actual return on plan assets	30	14	7	7	—	(1)
Employee contributions	—	—	—	—	1	1
Company contributions	10	—	7	9	5	2
Settlements	—	—	(1)	(4)	—	—
Benefits paid	(15)	(15)	(4)	(5)	(6)	(6)
Currency translation adjustments	—	—	18	(5)	—	—
Fair value of plan assets, end of year	206	181	155	128	—	—
Funded Status at end of year	$(28)	$(49)	$(99)	$(102)	$(48)	$(52)

Recognized as:
Accrued and other current liabilities	—	—	(2)	(2)	(6)	(6)
Other non-current liabilities	(28)	(49)	(97)	(100)	(42)	(46)

Schedule of underfunded plans
Information for the underfunded pension benefit plans is as follows:

	U.S. Plan		Non-U.S. Plans
(in millions)	2017	2016	2017	2016
Projected benefit obligation	$234	$230	$254	$230
Accumulated benefit obligation	234	230	244	221
Fair value of plan assets	206	181	155	128

Future benefit payments for the pension benefit plans
Future benefit payments over the next 10 years for the pension benefit plans and the postretirement benefit plan, which reflect expected future service, as appropriate, are expected to be paid as follows:

(in millions)	Pension Benefit Plans		Postretirement Benefit Plan
	U.S. Plan	Non-U.S. Plans
2018	$14	$4	$6
2019	19	5	5
2020	19	5	5
2021	18	6	4
2022	18	6	4
2023-2027	79	35	15

Weighted-average assumptions used to determine net periodic benefit costs and benefit obligations
The weighted-average assumptions used to determine net periodic benefit costs and benefit obligations for 2017, 2016 and 2015 were as follows:

	Pension Benefit Plans			Postretirement Benefit Plan(1)
	2017	2016	2015	2017	2016	2015
For Determining Net Periodic (Benefit) Cost
U.S. Plans:
Discount rate	4.04%	4.34%	3.90%	3.85%	4.13%	3.70%
Expected rate of return on plan assets	7.50%	7.50%	7.50%	—	5.50%	5.50%
Rate of compensation increase	—	—	—	—	—	—
Non-U.S. Plans:
Discount rate	2.08%	2.74%	2.41%
Expected rate of return on plan assets	3.84%	5.46%	5.60%
Rate of compensation increase	2.64%	2.87%	2.86%

	Pension Benefit Plans		Postretirement Benefit Plan(1)

	2017	2016	2017	2016
For Determining Benefit Obligation
U.S. Plans:
Discount rate	3.56%	4.04%	3.47%	3.85%
Rate of compensation increase	—	—	—	—
Non-U.S. Plans:
Discount rate	2.29%	2.08%
Rate of compensation increase	2.87%	2.64%
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(1)	The Company does not have non-U.S. postretirement benefit plans.

Actual asset allocations
Pension benefit plan assets are invested in several asset categories. The following presents the actual asset allocation as of December 31, 2017 and 2016:

	2017	2016
U.S. Plan
Equity securities	60%	61%
Fixed income securities	30%	39%
Other	10%	—%
Cash	—%	—%
Non-U.S. Plans
Equity securities	23%	47%
Fixed income securities	66%	42%
Other	11%	11%

Fair value of pension and postretirement benefit plan assets assumed in connection with the Acquisition
The table below presents total plan assets by investment category as of December 31, 2017 and 2016 and the classification of each investment category within the fair value hierarchy with respect to the inputs used to measure fair value. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

	Pension Benefit Plans - U.S. Plans
	As of December 31, 2017				As of December 31, 2016
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—
Commingled funds:
Equity securities:
U.S. broad market	—	76	—	76	—	70	—	70
Emerging markets	—	19	—	19	—	16	—	16
Worldwide developed markets	—	29	—	29	—	25	—	25
Fixed income securities:
Investment grade	—	62	—	62	—	52	—	52
Global high yield	—	—	—	—	—	18	—	18
Other assets	—	20	—	20	—	—	—	—
	$—	$206	$—	$206	$—	$181	$—	$181

	Pension Benefit Plans - Non-U.S. Plans
	As of December 31, 2017				As of December 31, 2016
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$14	$—	$—	$14	$10	$—	$—	$10
Commingled funds:
Equity securities:
Emerging markets	—	1	—	1	—	—	—	—
Worldwide developed markets	—	35	—	35	—	59	—	59
Fixed income securities:
Investment grade	—	10	—	10	—	10	—	10
Global high yield	—	4	—	4	—	1	—	1
Government bond funds	—	88	—	88	—	43	—	43
Other assets	—	3	—	3	—	5	—	5
	$14	$141	$—	$155	$10	$118	$—	$128